Esop Plan (Tables)	12 Months Ended
Dec. 31, 2012
Esop Plan [Abstract]
Schedule of employee stock ownership plan (ESOP) Shares
	December 31,
	2012	2011
Allocated shares	1,017,619	917,965
Shares committed for allocation	110,684	110,684
Unallocated shares	553,420	664,104
Total ESOP shares	1,681,723	1,692,753